Income Tax and Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax and Taxes Payable [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the Years ended December 31,
	2025	2024	2023
Current income tax expense	$19,050	$28,530	$26,421
Deferred income tax expense	—	—	5,818
Total income tax expense	$19,050	$28,530	$32,239

Schedule of Effective Income Tax Reconciles

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years ended December 31,
	2025	2024	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rate(a)	(21.14)%	(17.0)%	(3.2)%
Change in tax rate*	—%	1520.5%	7.7%
Research and development credits	1.0%	(81.9)%	6.5%
Other non-deductible expenses	—%	10.7%	(1.6)%
Change in valuation allowance	(5.05)%	(1,376.3)%	(37.5)%
Effective tax rate	(0.2)%	81.0%	(3.1)%

(a)	VIE and certain VIE’s subsidiaries are subject to different favorable tax rates for the years ended December 31, 2025, 2024 and 2023. For the years ended December 31, 2025, 2024 and 2023, the tax saving as the result of the favorable tax rate amounted to $76,200, $29,255 and $53,622, respectively, and per share effect of the favorable tax rate were $0.02, $0.07 and $0.13 (after share reorganization), respectively.

*	The significant change in effective tax rate in 2024 was primarily attributable to the fact that VIE and its subsidiaries begin to incur losses during the year. To reflect the actual operating conditions, the measurement of deferred tax assets and liabilities no longer applied the statutory tax rate of 25% used in 2023, but instead adopted the 5% preferential small business tax rate, resulting in a notable variance in tax rates between the two years.

Schedule of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Allowance for credit losses	$59,531	$48,801	$142,550
Net operating loss carrying forwards	624,424	560,764	973,586
Operating lease liabilities, net of right of use assets	-	152	1,667
Total deferred tax assets	683,955	609,717	1,117,803
Less: valuation allowance	(683,955)	(609,717)	(1,117,803)
Total deferred tax assets, net	-	—	—

Schedule of Taxes Payable

Taxes payable mainly consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Income tax payable	$17,785	$249,190
Value added tax	70,569	(103,479)
Other taxes payable	17,669	528
Total	$106,023	$146,239